Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule Of Remuneration Of Directors And Other Members Of Key Management Personnel
	2024	2023
	$	$
Directors’ and officers’ consulting fees	462,154	431,554
Exploration and evaluation expenditures	60,000	79,764
	522,154	511,318